Details expense and weighted average (Detail) - Details expense and weighted average [domain member]	12 Months Ended
	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares
Details expense and weighted average [line items]
Expense for equity-settled share-based payment Materialise	€ 640,000	€ 819,000	€ 921,000
Expense for cash-settled shared-based payment Materialise	€ 435,000	€ 204,000	€ 46,000
Weighted-average remaining estimated life	6	7	4
Weighted-average fair value of warrants outstanding | € / shares	€ 6	€ 6	€ 6
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period	€ 8,000	€ 8,000	€ 8,000
Cash settled liability share options granted	786,000	351,000	147,000
Instrinsic-value cash-settled warrants	€ 0	€ 0	€ 0